RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net income (loss) for financial reporting purposes	$ 1,623,764	$ 72,041
Operating limited partnership rents received in advance	(9,091)	(10,156)
Accrued fund management fees not deducted (deducted) for tax purposes	(518,358)	(370,629)
Other	9,322,887	9,652,956
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,962,809)	(4,045,294)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,097,632)	(1,178,940)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,864,492)	(722,510)
Income (loss) for tax return purposes, year ended	4,494,269	3,555,802
Series Fifteen [Member]
Net income (loss) for financial reporting purposes	(152,736)	133,226
Operating limited partnership rents received in advance	(5,565)	2,199
Accrued fund management fees not deducted (deducted) for tax purposes	138,069	(265,407)
Other	2,342,530	2,488,615
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(547,085)	(730,809)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(170,171)	(243,438)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(385,534)	(472,240)
Income (loss) for tax return purposes, year ended	1,219,508	1,856,626
Series Sixteen [Member]
Net income (loss) for financial reporting purposes	(165,922)	(166,198)
Operating limited partnership rents received in advance	(3,597)	(1,715)
Accrued fund management fees not deducted (deducted) for tax purposes	134,907	116,741
Other	2,209,778	650,482
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(833,896)	(1,010,045)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(280,469)	(376,657)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(254,564)	(51,316)
Income (loss) for tax return purposes, year ended	806,237	(838,708)
Series Seventeen [Member]
Net income (loss) for financial reporting purposes	85,976	(25,508)
Operating limited partnership rents received in advance	526	(10,640)
Accrued fund management fees not deducted (deducted) for tax purposes	(172,093)	71,531
Other	(9,062)	2,197,089
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(717,911)	(733,673)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(275,264)	(237,315)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,417)	(1,011,334)
Income (loss) for tax return purposes, year ended	(1,091,245)	250,150
Series Eighteen [Member]
Net income (loss) for financial reporting purposes	681,398	169,974
Operating limited partnership rents received in advance	(212)	0
Accrued fund management fees not deducted (deducted) for tax purposes	(619,241)	(293,494)
Other	3,787,299	(428)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(537,292)	(1,197,176)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(224,315)	(245,477)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(17,298)	(28,923)
Income (loss) for tax return purposes, year ended	3,070,339	(1,437,190)
Series Nineteen [Member]
Net income (loss) for financial reporting purposes	1,175,048	(39,453)
Operating limited partnership rents received in advance	(243)	0
Accrued fund management fees not deducted (deducted) for tax purposes	0	0
Other	992,342	4,317,198
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(326,625)	(373,591)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(147,413)	(76,053)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,203,679)	(103,177)
Income (loss) for tax return purposes, year ended	$ 489,430	$ 3,724,924